Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Wages and salaries	€ 17,882	€ 15,081	€ 11,587
Social security costs	2,332	1,847	1,620
Employee benefits	€ 20,214	€ 16,928	€ 13,207